Statements of Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Synthetic GICs, at contract value		$ 919,487,968
Plan's total interest in The Lilly Employee Savings Plan Master Trust	$ 15,578,115,281	13,014,419,160
Receivables:
Employer contribution	15,323,084	13,424,806
Notes receivable from participants	30,484,221	28,765,989
Total Receivables	45,807,305	42,190,795
Net Assets Available for Benefits	15,623,922,586	13,056,609,955
EBP 002 | Registered investment companies
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Total Master Trust investments at fair value	421,576,961	347,721,232
EBP 002 | Self-directed brokerage accounts
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Total Master Trust investments at fair value	427,925,311	344,736,270
EBP 002 | Eli Lilly and Company common stock
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Total Master Trust investments at fair value	4,174,962,263	3,353,674,076
EBP 002 | Interest in common/collective trusts
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Total Master Trust investments at fair value	9,130,820,758	8,054,250,219
EBP 002 | Synthetic GICs, at contract value
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Synthetic GICs, at contract value	981,469,423
EBP 002 | Other common stock
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Synthetic GICs, at contract value	442,945,945
EBP 002 | Accrued income and pending trades - Sales
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Accrued income and pending trades - Sales	2,231,465
Plan's total interest in The Lilly Employee Savings Plan Master Trust		1,351,922
EBP 002 | Accrued expenses and pending trades - Purchases
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Accrued expenses and pending trades - Purchases	3,816,845
Plan's total interest in The Lilly Employee Savings Plan Master Trust		6,802,527
EBP 004
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Synthetic GICs, at contract value		45,389,271
Plan's total interest in The Lilly Employee Savings Plan Master Trust	631,692,369	516,179,792
Receivables:
Employer contribution	481,961	436,956
Notes receivable from participants	2,655,742	2,636,336
Total Receivables	3,137,703	3,073,292
Net Assets Available for Benefits	634,830,072	519,253,084
EBP 004 | Registered investment companies
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Total Master Trust investments at fair value	7,484,265	5,326,606
EBP 004 | Self-directed brokerage accounts
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Total Master Trust investments at fair value	4,504,407	3,211,718
EBP 004 | Eli Lilly and Company common stock
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Total Master Trust investments at fair value	269,707,878	232,361,652
EBP 004 | Interest in common/collective trusts
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Total Master Trust investments at fair value	256,244,494	230,042,270
EBP 004 | Synthetic GICs, at contract value
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Synthetic GICs, at contract value	63,124,939
EBP 004 | Other common stock
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Synthetic GICs, at contract value	30,689,819
EBP 004 | Accrued income and pending trades - Sales
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Accrued income and pending trades - Sales	50,301
Plan's total interest in The Lilly Employee Savings Plan Master Trust		27,209
EBP 004 | Accrued expenses and pending trades - Purchases
Investments - Plan's interest in net assets of The Lilly Employee Savings Plan Master Trust: (Notes 3 and 4)
Accrued expenses and pending trades - Purchases	$ 113,734
Plan's total interest in The Lilly Employee Savings Plan Master Trust		$ 178,934